Note 4 - Intangible Property: Schedule of Intangible Assets and Goodwill (Details) (USD $)	Feb. 28, 2015	Aug. 31, 2014
Details
Patents	$ 109,092	$ 109,092
Finite-Lived Patents, Gross	1,467,500	1,467,500
Goodwill, Gross	5,000	5,000
Finite-Lived Intangible Assets, Accumulated Amortization	$ (207,600.00)	$ (170,619.00)